INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of Deferred Tax Assets and Liabilities

The significant components of the deferred tax asset at December 31, 2015 and 2014 were as follows (in thousands):

	December 31,	December 31,
	2015	2014
Operating loss carry forward	$237,375	$212,710
Unamortized exploration expense	6,221	7,247
Fixed asset depreciation	(227)	17
Deductible stock based compensation	1,630	4,958
Other	177	279
Deductible temporary difference	$245,176	$225,211
Taxable temporary difference — Investment in Eureka Moly, LLC	$(127,325)	$(120,679)
Senior convertible notes debt discount	$(1,916)	(875)
Net deductible temporary difference	$115,935	$103,657
Deferred tax asset	$40,577	$36,280
Deferred tax asset valuation allowance	$(40,577)	$(36,280)
Net deferred tax asset	$—	$—